Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	$ 97
Property, plant and equipment, ending balance	$ 1,069	$ 97
Lease term	4 years 9 months
Cash outflow for leases	$ 300
Research and Development Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	35	33	$ 15
General and Administration Expenses [Member]
Property, plant and equipment [Abstract]
Depreciation expense	300	14	4
Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	163	101
Additions	1,279	67
Exchange difference	16	(5)
Property, plant and equipment, ending balance	1,458	163	101
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(66)	(19)
Additions	315	47
Exchange difference	8	0
Property, plant and equipment, ending balance	(389)	(66)	(19)
ROU Assets [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	946	0
ROU Assets [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	1,179	0
Exchange difference	19	0
Property, plant and equipment, ending balance	1,198	0	0
ROU Assets [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	0	0
Additions	247	0
Exchange difference	5	0
Property, plant and equipment, ending balance	(252)	0	0
Computer Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	82
Property, plant and equipment, ending balance	115	82
Computer Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	119	55
Additions	90	67
Exchange difference	(1)	(3)
Property, plant and equipment, ending balance	208	119	55
Computer Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(37)	(9)
Additions	54	28
Exchange difference	2	0
Property, plant and equipment, ending balance	(93)	(37)	(9)
Office Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	5
Property, plant and equipment, ending balance	8	5
Office Equipment [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	8	8
Additions	10	0
Exchange difference	(2)	0
Property, plant and equipment, ending balance	16	8	8
Office Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(3)	(1)
Additions	5	2
Exchange difference	0	0
Property, plant and equipment, ending balance	(8)	(3)	(1)
Medical Devices [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	10
Property, plant and equipment, ending balance	0	10
Medical Devices [Member] | Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	36	38
Additions	0	0
Exchange difference	0	(2)
Property, plant and equipment, ending balance	36	36	38
Medical Devices [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning balance	(26)	(9)
Additions	9	17
Exchange difference	1	0
Property, plant and equipment, ending balance	$ (36)	$ (26)	$ (9)